Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,763,000
Previously Paid Amount	0.00
Total Fee Amount	933.97
Total Offset Amount	0.00
Net Fee	933.97
Narrative - Max Aggregate Offering Price	$ 6,763,000
Final Prospectus	true